Taxes on Income - Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Short term liabilities	$ 6,325,000	$ 118,000	$ 5,275,000